CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
CASH PROVIDED (USED) OPERATING ACTIVITIES
Net loss from continuing operations	$ (136,157)	$ (9,504)
Items not affecting cash:
Share-based compensation	7,796	14,894
Depreciation and amortization	17,958	8,902
Loss on disposal of property, plant and equipment	778	133
Impairment losses	42,771	1,563
Fair value adjustment to biological assets	(2,853)	(8,060)
Financing costs	6,008	9,668
Investment income	(308)	(662)
Share of loss from investments in associates	1,201	1,261
Unrealized gain on changes in fair value of contingent consideration	(886)	145
Deferred tax expense	(10,471)	3,635
Changes in non-cash working capital:
Net change in accounts receivable	1,794	(13,134)
Net change in biological assets	18,111	7,266
Net change in inventories	27,530	(48,175)
Net change in accounts payable and accrued liabilities	(27,995)	10,562
Net change in prepaid expenses and deferred charges	9,598	(13,540)
Net cash used in continuing operations	(45,125)	(35,046)
Net cash used in discontinued operations		(35)
Net cash used in operating activities	(45,125)	(35,081)
FINANCING ACTIVITIES
Proceeds from equity financing, net of issue costs of $3,754	99,997
Payment of lease liabilities	(897)
Payment of long-term debt	(55)	(12,674)
Proceeds from long-term debt, net of fees of $705 (2019 - $1,250)	64,295	58,851
Stock options, warrants and units exercised	1,069	35,146
Interest paid	(4,043)	(6,995)
Net cash provided by financing activities	160,366	74,328
INVESTING ACTIVITIES
Purchase of short-term investments	(50,000)
Proceeds from short-term investments	135	75,000
Investment income	393	1,637
Investments in associates		(12,758)
Investment in GIC - restricted investment	(8,000)
Distributions received from investments in associates		374
Loan advance	(2,071)	(909)
Proceeds on sale of property, plant and equipment		168
Purchase of property, plant and equipment	(77,223)	(108,764)
Purchase of intangible assets	(1,430)	(1,530)
Net cash used in investing activities	(138,196)	(46,782)
Effects of foreign exchange on cash		26
DECREASE IN CASH	(22,955)	(7,509)
CASH POSITION
Beginning of period	47,555	55,064
End of period	$ 24,600	$ 47,555